Prepayments and other current assets - Summary of provision for other current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Balance at the beginning of year	$ 2,902	¥ 20,204	¥ 16,905	¥ 4,856
Addition	4,313	30,023	4,200	13,332
Reversal	(227)	(1,580)	(901)	0
Write-offs	0	0	0	(1,283)
Balance at the end of year	6,988	48,647	20,204	16,905
Prepaid Expenses And Other Current Asset [Member]
Balance at the beginning of year	4,295	29,901	30,632	25,622
Addition	19,079	132,825	6,009	32,476
Reversal	(1,184)	(8,244)	(6,740)	0
Transfer-out	0	0	0	(27,466)
Write-offs	0	0	0	0
Balance at the end of year	$ 22,190	¥ 154,482	¥ 29,901	¥ 30,632